Quarterly Holdings Report
for
Fidelity Freedom® Blend 2015 Fund
December 31, 2024
FBF-Y15-NPRT3-0325
1.9892464.106
Bond Funds - 56.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	2,674,203	25,832,796
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,484,159	10,938,248
Fidelity Series Corporate Bond Fund (b)	1,612,662	14,820,368
Fidelity Series Emerging Markets Debt Fund (b)	158,456	1,251,806
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	43,645	373,162
Fidelity Series Floating Rate High Income Fund (b)	25,376	228,387
Fidelity Series Government Bond Index Fund (b)	2,607,987	23,497,963
Fidelity Series High Income Fund (b)	149,362	1,286,009
Fidelity Series International Developed Markets Bond Index Fund (b)	1,351,054	11,727,146
Fidelity Series Investment Grade Bond Fund (b)	2,284,799	22,573,818
Fidelity Series Investment Grade Securitized Fund (b)	1,627,344	14,288,079
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,290,037	6,850,098
Fidelity Series Real Estate Income Fund (b)	24,177	237,417
TOTAL BOND FUNDS (Cost $149,974,479)		133,905,297

Domestic Equity Funds - 20.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	567,785	11,264,845
Fidelity Series Commodity Strategy Fund (b)	5,492	473,188
Fidelity Series Large Cap Growth Index Fund (b)	287,150	7,293,601
Fidelity Series Large Cap Stock Fund (b)	288,170	6,613,512
Fidelity Series Large Cap Value Index Fund (b)	847,746	13,826,741
Fidelity Series Small Cap Core Fund (b)	293,555	3,584,306
Fidelity Series Small Cap Opportunities Fund (b)	102,562	1,500,479
Fidelity Series Value Discovery Fund (b)	311,787	4,832,695
TOTAL DOMESTIC EQUITY FUNDS (Cost $35,223,030)		49,389,367

International Equity Funds - 16.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	169,314	2,654,837
Fidelity Series Emerging Markets Fund (b)	319,168	2,770,375
Fidelity Series Emerging Markets Opportunities Fund (b)	606,191	11,105,425
Fidelity Series International Growth Fund (b)	343,908	5,994,310
Fidelity Series International Index Fund (b)	194,934	2,309,973
Fidelity Series International Small Cap Fund (b)	199,222	3,227,391
Fidelity Series International Value Fund (b)	506,098	6,032,687
Fidelity Series Overseas Fund (b)	448,219	6,024,065
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $34,016,317)		40,119,063

Short-Term Funds - 4.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	199,442	1,990,433
Fidelity Series Treasury Bill Index Fund (b)	792,166	7,882,050
TOTAL SHORT-TERM FUNDS (Cost $9,868,473)		9,872,483

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/23/2025 (d)	4.55	310,000	309,232
US Treasury Bills 0% 1/30/2025 (d)	4.45	250,000	249,177
US Treasury Bills 0% 1/9/2025 (d)	4.58	40,000	39,967
US Treasury Bills 0% 2/6/2025 (d)	4.47	20,000	19,918
TOTAL U.S. TREASURY OBLIGATIONS (Cost $618,133)			618,294

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	237,360	237,407
Fidelity Series Government Money Market Fund (b)(f)	4.58	2,785,858	2,785,858
TOTAL MONEY MARKET FUNDS (Cost $3,023,265)			3,023,265

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $232,723,697)	236,927,769
NET OTHER ASSETS (LIABILITIES) - 0.0%	27,343
NET ASSETS - 100.0%	236,955,112

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	17	Mar 2025	1,927,375	(63,841)	(63,841)
ICE MSCI Emerging Markets Index Contracts (United States)	54	Mar 2025	2,899,260	(100,301)	(100,301)

TOTAL EQUITY CONTRACTS					(164,142)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	59	Mar 2025	6,416,250	(57,465)	(57,465)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	10	Mar 2025	1,063,047	(4,154)	(4,154)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	19	Mar 2025	2,163,031	(55,674)	(55,674)

TOTAL INTEREST RATE CONTRACTS					(117,293)

TOTAL PURCHASED					(281,435)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	15	Mar 2025	4,451,813	144,526	144,526

TOTAL FUTURES CONTRACTS					(136,909)
The notional amount of futures purchased as a percentage of Net Assets is 6.0%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $618,294.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	238,427	3,874,272	3,875,290	11,542	(2)	-	237,407	237,360	0.0%
Total	238,427	3,874,272	3,875,290	11,542	(2)	-	237,407	237,360

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19,855,649	9,095,326	3,297,996	656,135	8,414	171,403	25,832,796	2,674,203
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10,670,718	2,663,763	2,022,296	372,954	(59,576)	(314,361)	10,938,248	1,484,159
Fidelity Series Blue Chip Growth Fund	9,648,890	3,927,694	3,402,488	939,724	198,873	891,876	11,264,845	567,785
Fidelity Series Canada Fund	2,535,902	783,441	728,388	78,573	16,383	47,499	2,654,837	169,314
Fidelity Series Commodity Strategy Fund	1,374,459	740,574	1,563,082	54,222	(679,221)	600,458	473,188	5,492
Fidelity Series Corporate Bond Fund	13,839,154	3,656,299	2,582,455	484,191	(19,729)	(72,901)	14,820,368	1,612,662
Fidelity Series Emerging Markets Debt Fund	1,121,730	315,391	187,716	49,700	(2,891)	5,292	1,251,806	158,456
Fidelity Series Emerging Markets Debt Local Currency Fund	356,253	84,786	47,782	17,155	(1,788)	(18,307)	373,162	43,645
Fidelity Series Emerging Markets Fund	3,141,819	766,040	1,113,821	76,779	(11,818)	(11,845)	2,770,375	319,168
Fidelity Series Emerging Markets Opportunities Fund	12,610,666	2,936,882	4,779,556	227,311	(74,243)	411,676	11,105,425	606,191
Fidelity Series Floating Rate High Income Fund	200,725	62,832	34,130	14,524	(41)	(999)	228,387	25,376
Fidelity Series Government Bond Index Fund	20,277,484	6,712,943	3,223,641	560,402	(12,499)	(256,324)	23,497,963	2,607,987
Fidelity Series Government Money Market Fund	2,358,144	1,043,597	615,883	97,772	-	-	2,785,858	2,785,858
Fidelity Series High Income Fund	1,129,048	339,193	201,436	60,844	(3,842)	23,046	1,286,009	149,362
Fidelity Series International Developed Markets Bond Index Fund	8,352,126	4,880,585	1,396,569	359,681	(7,583)	(101,413)	11,727,146	1,351,054
Fidelity Series International Growth Fund	6,362,083	2,000,498	1,965,162	246,436	37,524	(440,633)	5,994,310	343,908
Fidelity Series International Index Fund	2,408,706	649,033	623,312	67,390	(2,278)	(122,176)	2,309,973	194,934
Fidelity Series International Small Cap Fund	3,213,216	1,005,323	738,632	301,486	1,916	(254,432)	3,227,391	199,222
Fidelity Series International Value Fund	6,392,674	1,789,805	1,806,107	270,036	65,363	(409,048)	6,032,687	506,098
Fidelity Series Investment Grade Bond Fund	20,408,624	5,814,933	3,428,837	707,346	(9,860)	(211,042)	22,573,818	2,284,799
Fidelity Series Investment Grade Securitized Fund	13,429,737	3,559,378	2,546,783	482,261	(81,401)	(72,852)	14,288,079	1,627,344
Fidelity Series Large Cap Growth Index Fund	6,111,129	2,048,820	2,059,399	41,079	203,040	990,011	7,293,601	287,150
Fidelity Series Large Cap Stock Fund	6,476,908	2,090,627	2,293,631	482,253	321,869	17,739	6,613,512	288,170
Fidelity Series Large Cap Value Index Fund	11,576,134	5,337,649	3,310,353	402,059	70,452	152,859	13,826,741	847,746
Fidelity Series Long-Term Treasury Bond Index Fund	8,131,904	1,822,287	2,642,211	191,101	(861,308)	399,426	6,850,098	1,290,037
Fidelity Series Overseas Fund	6,377,093	1,717,665	1,773,656	132,854	43,211	(340,248)	6,024,065	448,219
Fidelity Series Real Estate Income Fund	209,754	60,066	34,994	11,755	212	2,379	237,417	24,177
Fidelity Series Short-Term Credit Fund	1,729,330	590,238	351,189	58,458	(185)	22,239	1,990,433	199,442
Fidelity Series Small Cap Core Fund	102,684	3,873,272	492,465	37,223	7,975	92,840	3,584,306	293,555
Fidelity Series Small Cap Opportunities Fund	2,865,059	512,217	1,813,534	148,150	177,438	(240,701)	1,500,479	102,562
Fidelity Series Treasury Bill Index Fund	7,234,128	2,822,093	2,188,341	272,478	(6,684)	20,854	7,882,050	792,166
Fidelity Series Value Discovery Fund	4,276,865	1,898,752	1,242,190	189,749	24,862	(125,594)	4,832,695	311,787
	214,778,795	75,602,002	54,508,035	8,092,081	(657,415)	856,721	236,072,068	24,602,028

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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